Share based compensation - Summarizes activities of the RSUs (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares
Shares, beginning balance	9,837,205	18,043,019	16,532,310
Granted	2,116,798	1,300,352	12,612,988
Vested	(9,218,115)	(8,946,166)	(11,102,279)
Forfeited		(560,000)
Shares, ending balance	2,735,888	9,837,205	18,043,019	16,532,310
Vested as of December 31, 2021	34,931,833
Weighted average Grant date fair value
Weighted average Grant date fair value, beginning balance	$ 1.41	$ 1.27	$ 0.47
Granted	3.21	2.92	2.26
Vested	(1.44)	(1.30)	(1.20)
Forfeited		2.25
Weighted average Grant date fair value, ending balance	$ 2.72	$ 1.41	$ 1.27	$ 0.47
Weighted average vesting period
Weighted average vesting period (years)	1 year 1 month 17 days	10 months 28 days	1 year 8 months 19 days	1 year 11 months 26 days